UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Phinity Capital LLC

Address:  400 Kelby Street
          Fort Lee, New Jersey 07024

13F File Number: 028-11075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Felman
Title:  Managing Member
Phone:  (201) 363-8500


Signature, Place and Date of Signing:


/s/ David Felman            Fort Lee, New Jersey            November 13, 2007
----------------            --------------------          --------------------
   [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       24

Form 13F Information Table Value Total:       $241,763
                                             (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                           COLUMN  2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP   (X$1000)  PRN AMT   PRN CALL  DISCRETION   MGRS       SOLE  SHARED  NONE
AK STL HLDG CORP                 COM              001547108    4,395   100,000   SH          SOLE       NONE    100,000
ALUMINUM CORP CHINA LTD          SPON ADR H SHS   022276109    4,202    60,000   SH          SOLE       NONE     60,000
AMAZON COM INC                   COM              023135106   18,630   200,000   SH          SOLE       NONE    200,000
APPLE INC                        COM              037833100   61,388   400,000   SH          SOLE       NONE    400,000
BAIDU COM INC                    SPON ADR REP A   056752108   17,379    60,000   SH          SOLE       NONE     60,000
BHP BILLITON LTD                 SPONSORED ADR    088606108    3,930    50,000   SH          SOLE       NONE     50,000
BLUE COAT SYSTEMS INC            COM NEW          09534T508    5,907    75,000   SH          SOLE       NONE     75,000
CHIPOTLE MEXICAN GRILL INC       CL A             169656105    2,953    25,000   SH          SOLE       NONE     25,000
CROCS INC                        COM              227046109   20,175   300,000   SH          SOLE       NONE    300,000
DRYSHIPS INC                     SHS              Y2109Q101    6,813    75,000   SH          SOLE       NONE     75,000
EXCEL MARITIME CARRIERS LTD      COM              V3267N107    5,580   100,000   SH          SOLE       NONE    100,000
FIRST SOLAR INC                  COM              336433107   23,548   200,000   SH          SOLE       NONE    200,000
FOSTER WHEELER LTD               SHS NEW          G36535139    6,564    50,000   SH          SOLE       NONE     50,000
FREEPORT-MCMORAN COPPER & GO     COM              35671D857    7,867    75,000   SH          SOLE       NONE     75,000
GOLDMAN SACHS GROUP              COM              38141G104    8,670    40,000   SH          SOLE       NONE     40,000
INTUITIVE SURGICAL INC           COM NEW          46120E602    6,900    30,000   SH          SOLE       NONE     30,000
JA SOLAR HOLDINGS CO LTD         SPON ADR         466090107    2,248    50,000   SH          SOLE       NONE     50,000
MASTERCARD INC                   CL A             57636Q104    7,399    50,000   SH          SOLE       NONE     50,000
NVIDIA CORP                      COM              67066G104    5,436   150,000   SH          SOLE       NONE    150,000
OIL SVC HOLDRS TR                DEPOSTRY RCPT    678002106    5,753    30,000   SH          SOLE       NONE     30,000
PERFECT WORLD CO LTD             SPON ADR REP B   71372U104    1,354    50,000   SH          SOLE       NONE     50,000
TERRA NITROGEN CO L P            COM UNIT         881005201    6,342    50,000   SH          SOLE       NONE     50,000
YINGLI GREEN ENERGY HLDG CO      ADR              98584B103    1,955    75,000   SH          SOLE       NONE     75,000
VMWARE INC                       CL A COM         928563402    6,375    75,000   SH          SOLE       NONE     75,000



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